Cover	3 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ALPHA MODUS HOLDINGS, INC.
Entity Central Index Key	0001862463
Entity Tax Identification Number	27-2447291
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20311 Chartwell Center Dr.
Entity Address, Address Line Two	#1469
Entity Address, City or Town	Cornelius
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28031
City Area Code	(704)
Local Phone Number	252-5050
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Creation Date	Jul. 17, 2026
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	20311 Chartwell Center Dr.
Entity Address, Address Line Two	#1469
Entity Address, City or Town	Cornelius
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28031
City Area Code	(704)
Local Phone Number	252-5050
Contact Personnel Name	William Alessi